Subsequent Events - Syndication of loan (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	2 Months Ended
	Feb. 14, 2013	Dec. 31, 2012	Feb. 28, 2013 Term Bank Loan [Member]
Syndicated secured loan facility			$ 1,350,000
Debt Facility Duration Term			5 years
Repayment Duration Of Syndicated Secured Term Loan Facility			11 years
Variable rate basis		LIBOR	LIBOR
Proceeds From Sale Of Subsidiarys Common Stock	$ 123,188